Share Capital - Additional Information (Detail) - CAD CAD / shares in Units, CAD in Millions		12 Months Ended
	Oct. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Common shares, issued and outstanding		142,239	142,239
Return of stated capital, total amount paid		CAD 609	CAD 0
Preferred shares issued		0
Preferred shares outstanding		0
Cumulative Preferred Shares [Member]
Class of Stock [Line Items]
Preferred shares, issued	12,920,000
Preferred shares, outstanding	12,920,000
Cumulative preferred shares, percentage	5.50%
Cumulative preferred shares value per share	CAD 25
Cumulative preferred shares, total value	CAD 323
Preferred shares dividend, amount	CAD 18
Preferred shares dividend, per share	CAD 1.375